CAPITAL AND RESERVES (Details 5) - $ / shares	12 Months Ended	24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Capital and Reserves
Number of DSUs, Beginning Balance		458,129	458,129
Number of DSUs, Granted	19,582	19,582
Number of DSUs, Ending Balance	477,711	477,711
Weighted average fair value (DSUs), Beginning Balance		$ 0.69
Weighted average fair value (DSUs), Granted	$ 0.60	0.60
Weighted average fair value (DSUs), Ending Balance	$ 0.69	$ 0.69